UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Federal
Tax-Free Income Fund
October 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended October 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
in April and rose further during the reporting period due to increased demand for goods amid supply-chain bottlenecks.
During the summer, investors became concerned the
swiftly spreading Delta variant of COVID-19 could hinder
the economic recovery, and growth slowed in 2021’s third
quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets. The
Federal Reserve also adjusted its economic growth and
inflation projections higher and expected to begin decreasing its asset purchases later this year, while delaying any
interest rate increases until reaching its goal of maximum
U.S. employment.
During the six-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a +0.01%
cumulative total return as investors were attracted to tax-
free income in a stable interest-rate environment.

Factors
contributing to this investment environment for municipals
included fluctuating demand, the reopening of businesses
and increased consumer spending that benefited municipal
security issuers, and actions by the Federal Reserve to help maintain a low interest-rate environment.
Franklin Federal Tax-Free Income Fund’s semiannual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Federal Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of October
31, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin Federal Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Statement of Investments 8
Financial Statements 44
Notes to Financial Statements 48
Shareholder Information 56
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Federal Tax-Free Income Fund
This semiannual report for Franklin Federal Tax-Free Income
Fund covers the period ended October 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.31 on April 30, 2021, to $12.20
on October 31, 2021. The Fund’s Class A shares paid
dividends totaling 14.9604 cents per share for the reporting period.
2
The Performance Summary beginning on page 5
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.23% based on an
annualization of October’s 2.3562 cents per share dividend
and the maximum offering price of $12.68 on October 31,
2021. An investor in the 2021 maximum federal personal
income tax bracket of 37.00% (plus 3.80% Medicare tax)
would need to earn a distribution rate of 3.77% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the six months ended October 31, 2021, the U.S.
and the rest of the world continued to manage the recovery
from the COVID-19 pandemic that has caused significant
economic and personal hardship. Daily new COVID-19
case rates rose dramatically throughout the summer as
breakthrough cases (infections of vaccinated individuals)
grew significantly. The U.S. Food and Drug Administration
approved booster shots for vulnerable persons and front-line workers. This additional immunization dramatically improves
coverage for current COVID-19 strains including the Delta
variant. It is widely expected that booster shots will be
made available to all. Moving into October 2021, we saw a
significant decrease in new case rates and hospitalizations.
Third-quarter 2021 U.S. gross domestic product growth
disappointed many economists at just 2.0%. Employment
improved, driving the unemployment rate to 4.6% in October
2021, down from a peak of 14.8% seen in April 2020. Global
supply-chain bottlenecks and rising input prices continued to plague the manufacturing sector, limiting output growth that has been met with high levels of demand for goods. Inflation still remains a major concern for markets as consumer short-
term inflation expectations continue to rise.
Minutes from the U.S. Federal Reserve’s (Fed’s) September
2021 meeting provided some additional context regarding
the Fed’s intention to begin tapering their monthly asset
purchases—currently set at $80 billion of U.S. Treasuries
(USTs) and $40 billion of agency mortgage-backed securities
(MBS) per month. The Fed put forth a plan in which it could
start to reduce its purchases by $10 billion of USTs and $5
billion of MBS per month following the Fed’s official taper
decision. The removal of this price-insensitive UST and
MBS buyer may lead, in our opinion, to increased volatility in markets, which could put pressure on municipal (muni) bond
valuations as they tend to lag UST yield curve changes.
Strong demand for muni bonds pushed ratios of 30-year
muni bonds versus UST yields in June 2021 to all-time lows.
Although these—and other maturity ratios—have since
increased, they remain at historically rich levels. In times of increased UST volatility throughout the six months, muni
bond valuations suffered declines, partially due to lower
demand, only to rally once stability returned to the market.
Muni issuer fundamentals remained strong as they have
benefited from the reopening of businesses and increased
consumer spending. The U.S. Congress and the president
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
13
.

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
did not reach an agreement on a large infrastructure
spending bill. There has been friction between more
progressive Democrats and their centrist counterparts. The
most current proposal includes increasing taxes on wealthy
individuals that could spark, in our opinion, additional
demand for tax-exempt income. If an agreement is reached,
it could increase muni bond issuance to finance these large
multi-year projects.
For the six-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s 500
®
Index, which posted a +10.91%
total return for the period.
3
Investment-grade muni bonds,
as measured by the Bloomberg Municipal Bond Index,
posted a +0.01% total return, while USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a +1.01% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
+2.66% total return.
3
Investment Strategy
We select securities that we believe provide the best balance between risk and return within the Fund’s range of allowable investments and typically use a buy-and-hold strategy. This
means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital
gains, although we may sell a security at any time if we
believe it could help the Fund meet its goal.
Manager’s Discussion
Our relative value-oriented approach of investing primarily
for income and preservation of principal, when combined
with a positive-sloping municipal yield curve, in which yields for longer-term bonds are higher than those for shorter-
term bonds, led us to favor longer-term bonds during the
period under review. Consistent with our strategy, we
sought to remain invested in bonds ranging from 20 to 30
years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to invest in
credit driven securities rated A and below as credit spreads widened, which provided both income and performance
during the reporting period. We believe our disciplined
relative value approach can help us achieve high, current,
tax-free income for shareholders.
Thank you for your continued participation in Franklin
Federal Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
10/31/21
% of Total
Investments
Health Care 19.13%
Transportation 18.20%
Utilities 13.90%
Special Tax 9.79%
Lease 8.55%
Refunded 7.48%
Education 5.31%
Local 5.30%
Industrial Dev. Revenue and Pollution Control 4.80%
State General Obligation 4.17%
Housing 2.96%
Other Revenue Bonds 0.41%
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of October 31, 2021
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31 /21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +0.23% -3.53%
1-Year +4.07% +0.16%
5-Year +15.70% +2.17%
10-Year +44.82% +3.38%
Advisor
6-Month +0.44% +0.44%
1-Year +4.41% +4.41%
5-Year +16.91% +3.17%
10-Year +47.14% +3.94%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.23% 3.77% 1.09% 1.84%
Advisor 2.55% 4.31% 1.38% 2.33%
See page 6 for Performance Summary footnotes.

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A Performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/21.
6. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/21–10/31/21)
Share Class
Net Investment
Income
A $0.149604
A1 $0.158850
C $0.124946
R6 $0.167516
Advisor $0.165013
Total Annual Operating Expenses
8
Share Class
A 0.78%
Advisor 0.53%

Your Fund’s Expenses
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,002.30 $3.91 $1,021.30 $3.95 0.77%
A1 $1,000 $1,003.90 $3.16 $1,022.05 $3.19 0.63%
C $1,000 $1,001.10 $5.95 $1,019.26 $6.01 1.18%
R6 $1,000 $1,003.80 $2.45 $1,022.77 $2.47 0.48%
Advisor $1,000 $1,004.40 $2.65 $1,022.56 $2.68 0.53%

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
Year Ended
April 30, 2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.31 $11.60 $11.82 $11.62
Income from investment operations
b
:
Net investment income
c
...................................... 0.16 0.33 0.35 0.25
Net realized and unrealized gains (losses) ........................ (0.12) 0.71 (0.22) 0.19
Total from investment operations ................................. 0.04 1.04 0.13 0.44
Less distributions from:
Net investment income ....................................... (0.15) (0.33) (0.35) (0.24)
Net asset value, end of period ................................... $12.20 $12.31 $11.60 $11.82
Total return
d
................................................ 0.23% 9.01% 1.07% 3.87%
Ratios to average net assets
e
Expenses
f
.................................................. 0.77%
g
0.78%
g
0.77% 0.78%
Net investment income ........................................ 2.52% 2.72% 2.96% 3.45%
Supplemental data
Net assets, end of period (000’s) ................................. $2,047,460 $1,770,979 $1,110,207 $567,500
Portfolio turnover rate ......................................... 7.22% 16.18% 20.23% 14.58%
a
For the period September 10, 2018 (effective date) to April 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.31 $11.60 $11.82 $11.68 $12.02 $12.48
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.35 0.37 0.42 0.44 0.47
Net realized and unrealized gains (losses) (0.12) 0.70 (0.22) 0.16 (0.34) (0.47)
Total from investment operations ........ 0.05 1.05 0.15 0.58 0.10 —
Less distributions from:
Net investment income .............. (0.16) (0.34) (0.37) (0.44) (0.44) (0.46)
Net asset value, end of period .......... $12.20 $12.31 $11.60 $11.82 $11.68 $12.02
Total return
c
....................... 0.39% 9.17% 1.22% 5.06% 0.85% 0.01%
Ratios to average net assets
d
Expenses ......................... 0.63%
e,f
0.63%
e,f
0.62%
e
0.63%
e
0.63% 0.62%
Net investment income ............... 2.67% 2.89% 3.11% 3.60% 3.66% 3.82%
Supplemental data
Net assets, end of period (000’s) ........ $6,701,183 $6,919,289 $6,833,018 $7,821,881 $8,616,659 $9,342,715
Portfolio turnover rate ................ 7.22% 16.18% 20.23% 14.58% 16.46% 13.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.30 $11.59 $11.81 $11.68 $12.01 $12.47
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.29 0.31 0.35 0.37 0.40
Net realized and unrealized gains (losses) (0.12) 0.70 (0.22) 0.15 (0.32) (0.47)
Total from investment operations ........ 0.01 0.99 0.09 0.50 0.05 (0.07)
Less distributions from:
Net investment income .............. (0.12) (0.28) (0.31) (0.37) (0.38) (0.39)
Net asset value, end of period .......... $12.19 $12.30 $11.59 $11.81 $11.68 $12.01
Total return
c
....................... 0.11% 8.58% 0.67% 4.39% 0.37% (0.55)%
Ratios to average net assets
d
Expenses ......................... 1.18%
e,f
1.18%
e,f
1.17%
e
1.18%
e
1.18% 1.17%
Net investment income ............... 2.12% 2.35% 2.56% 3.05% 3.11% 3.27%
Supplemental data
Net assets, end of period (000’s) ........ $410,417 $543,196 $657,344 $841,909 $1,220,402 $1,411,391
Portfolio turnover rate ................ 7.22% 16.18% 20.23% 14.58% 16.46% 13.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
Year Ended
April 30, 2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $12.32 $11.61 $11.83 $11.69 $12.03
Income from investment operations
b
:
Net investment income
c
......................... 0.17 0.37 0.39 0.44 0.34
Net realized and unrealized gains (losses) ........... (0.12) 0.70 (0.22) 0.15 (0.38)
Total from investment operations .................... 0.05 1.07 0.17 0.59 (0.04)
Less distributions from:
Net investment income .......................... (0.17) (0.36) (0.39) (0.45) (0.30)
Net asset value, end of period ...................... $12.20 $12.32 $11.61 $11.83 $11.69
Total return
d
................................... 0.38% 9.31% 1.37% 5.19% (0.32)%
Ratios to average net assets
e
Expenses
f
..................................... 0.48%
g
0.49%
g
0.49%
g
0.49%
g
0.49%
Net investment income ........................... 2.80% 3.00% 3.24% 3.74% 3.80%
Supplemental data
Net assets, end of period (000’s) .................... $343,298 $294,727 $196,774 $177,983 $365,406
Portfolio turnover rate ............................ 7.22% 16.18% 20.23% 14.58% 16.46%
a
For the period August 1, 2017 (effective date) to April 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2021
(unaudited)
Year Ended April 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.32 $11.61 $11.83 $11.69 $12.03 $12.49
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.36 0.38 0.43 0.45 0.48
Net realized and unrealized gains (losses) (0.11) 0.71 (0.22) 0.16 (0.33) (0.47)
Total from investment operations ........ 0.06 1.07 0.16 0.59 0.12 0.01
Less distributions from:
Net investment income .............. (0.17) (0.36) (0.38) (0.45) (0.46) (0.47)
Net asset value, end of period .......... $12.21 $12.32 $11.61 $11.83 $11.69 $12.03
Total return
c
....................... 0.44% 9.27% 1.33% 5.15% 0.95% 0.11%
Ratios to average net assets
d
Expenses ......................... 0.53%
e,f
0.53%
e,f
0.52%
e
0.53%
e
0.53% 0.52%
Net investment income ............... 2.77% 2.98% 3.21% 3.70% 3.76% 3.92%
Supplemental data
Net assets, end of period (000’s) ........ $1,813,073 $1,829,553 $1,465,542 $1,210,861 $1,207,490 $1,633,602
Portfolio turnover rate ................ 7.22% 16.18% 20.23% 14.58% 16.46% 13.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), October 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 83,000 $ 2,231,040
Total Management Investment Companies (Cost $2,255,733) .....................
2,231,040
Principal
Amount
a a a a
Municipal Bonds 97.1%
Alabama 1.2%
Alabama Incentives Financing Authority , Revenue , 2012 A , Pre-Refunded , 5% , 9/01/42
$ 14,300,000 14,857,905
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 19,472,099
b
Black Belt Energy Gas District , Revenue , 2021 A , Refunding , Mandatory Put , 4% ,
12/01/31 ........................................................ 10,000,000 12,167,702
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 11,300,000 11,884,743
Chilton County Health Care Authority , Revenue , 2015 A , 5% , 11/01/40 ............
8,425,000 9,449,039
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 10,000,000 10,765,311
Health Care Authority of the City of Huntsville (The) , Obligated Group , Revenue , 2020
B , 4% , 6/01/45 .................................................... 3,500,000 4,020,644
Limestone County Water & Sewer Authority , Revenue , 2017 , Pre-Refunded , BAM
Insured , 5% , 12/01/45 .............................................. 10,500,000 12,772,955
b
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , Mandatory Put ,
4% , 10/01/28 ..................................................... 26,000,000 30,361,591
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 6,043,808
Water Works Board of the City of Birmingham (The) , Revenue , 2013 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 8,000,000 8,446,792
140,242,589
Alaska 0.4%
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 18,201,612
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 14,536,427
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien, 2021 A, 1, Refunding, 4%, 6/01/50 ................... 3,250,000 3,610,309
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 0.5%, 6/01/31 ................ 1,000,000 977,842
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 4%, 6/01/50 .................. 2,000,000 2,206,431
39,532,621
Arizona 2.5%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/45 ....................................................... 2,200,000 2,499,233
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/50 ....................................................... 2,500,000 2,825,995
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/32 ............ 205,000 229,774
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/33 ............ 220,000 246,178
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/34 ............ 230,000 246,774
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/35 ............ 235,000 251,869
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/36 ............ 220,000 235,398
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/41 ............ 720,000 764,947
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/51 ............ 550,000 579,346
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/61 ............ 6,050,000 6,345,758
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/32 .......... 330,000 405,486
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/33 .......... 315,000 385,838
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/34 .......... 330,000 371,457
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/35 .......... 365,000 410,007
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/36 .......... 315,000 352,995
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/61 .......... 4,650,000 5,030,357

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
$ 9,000,000 $ 10,597,527
b
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2019 , Mandatory Put ,
5% , 6/03/24 ...................................................... 15,000,000 16,686,471
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 17,078,271
City of Mesa , Utility System , Revenue , 2012 , 4% , 7/01/36 .....................
19,000,000 19,399,300
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 28,226,350
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 16,000,000 19,192,475
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 16,802,673
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/32 ........................................................ 6,000,000 8,176,503
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/34 ........................................................ 5,000,000 7,003,904
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/35 ........................................................ 9,860,000 14,048,166
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 11,195,405
Glendale Municipal Property Corp. , Revenue , 2012 C , Refunding , 5% , 7/01/38 .....
15,500,000 16,268,566
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 A, 4%, 1/01/44 ............... 25,000,000 28,760,665
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 10,000,000 11,321,313
Christian Care Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/36 ...... 5,000,000 5,591,891
Maricopa County Pollution Control Corp. , El Paso Electric Co. , Revenue , 2009 A ,
Refunding , 3.6% , 2/01/40 ............................................ 19,500,000 21,272,782
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 11,112,055
283,915,729
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Health Obligated Group, Revenue, 2019, 5%, 12/01/47 ................ 3,025,000 3,664,367
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/40 ........................................................ 1,100,000 1,356,189
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/44 ........................................................ 5,000,000 6,107,700
Bentonville School District No. 6 , GO , B , Refunding , 4% , 6/01/47 ................
27,935,000 31,057,357
University of Arkansas ,
Revenue, 2017, 5%, 11/01/47 ........................................ 6,500,000 7,917,686
Revenue, 2019 A, Refunding, 5%, 11/01/49 .............................. 3,000,000 3,722,579
53,825,878
California 5.8%
c
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 18,489,366
c
California Community Housing Agency ,
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 25,000,000 26,447,493
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 10,000,000 9,162,459
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 3,000,000 3,871,376
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 24,500,000 30,584,254
California State Public Works Board ,
Revenue, 2012 A, AGMC Insured, 5%, 4/01/28 ............................ 13,030,000 13,289,407
Revenue, 2012 A, AGMC Insured, 5%, 4/01/29 ............................ 21,000,000 21,418,076

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State Public Works Board, (continued)
Revenue, 2012 A, Refunding, 5%, 4/01/30 ............................... $ 18,000,000 $ 18,358,351
Revenue, 2012 A, Refunding, 5%, 4/01/33 ............................... 12,475,000 12,723,357
City of Los Angeles , Department of Airports , Revenue , 2021 D , Refunding , 4% , 5/15/51
7,365,000 8,437,389
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 4,206,059
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 11,338,364
GO, C, AGMC Insured, Zero Cpn ., 8/01/39 ............................... 7,500,000 4,539,227
c
CSCDA Community Improvement Authority ,
Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 ........................ 13,000,000 13,707,524
Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 ...................... 14,000,000 12,878,478
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,105,000 3,006,785
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 20,000,000 22,481,704
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/30 .............. 15,475,000 17,907,249
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/42 .......................... 20,000,000 25,186,100
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B , 5% ,
7/01/31 ......................................................... 20,000,000 21,541,412
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 19,542,274
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/31 ............................ 2,055,000 1,694,659
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/32 ............................ 7,830,000 6,283,446
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/33 ............................ 7,660,000 5,981,522
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,259,703
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,273,608
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,602,645
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,280,305
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn ., 8/01/36 ......
20,000,000 13,380,354
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 38,000,000 45,751,989
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 1,500,000 1,803,606
San Joaquin Hills Transportation Corridor Agency ,
Revenue, Senior Lien, 1993, ETM, Zero Cpn ., 1/01/23 ...................... 7,000,000 6,977,763
Revenue, Senior Lien, 2014 A, Refunding, 5%, 1/15/34 ..................... 50,000,000 56,100,075
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 12,031,139
San Mateo Foster City School District , GO , A , Zero Cpn ., 8/01/42 ...............
50,000,000 56,184,595
San Mateo Union High School District ,
GO, 2011 A, Zero Cpn ., 9/01/33 ....................................... 6,065,000 6,206,644
GO, 2011 A, Zero Cpn ., 9/01/41 ....................................... 20,000,000 23,401,446
Santa Ana Unified School District ,
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/35 ........................... 10,000,000 7,558,748
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/36 ........................... 18,865,000 13,834,736
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/37 ........................... 10,000,000 7,118,698
Santa Monica-Malibu Unified School District , GO , A , 4% , 8/01/44 ...............
9,360,000 10,742,299
State of California ,
GO, 5.9%, 4/01/23 ................................................. 605,000 619,176
GO, 2002, NATL Insured, 5%, 10/01/32 ................................. 20,000 20,074
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/29 .................... 10,000,000 8,837,806
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/30 .................... 20,845,000 17,923,329
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/31 .................... 20,000,000 16,717,478
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/32 .................... 10,730,000 8,739,890
656,442,437

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado 3.0%
City & County of Denver ,
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... $ 39,690,000 $ 46,025,072
Revenue, 2018 A-2, Zero Cpn ., 8/01/35 ................................. 2,000,000 1,299,111
Revenue, 2018 A-2, Zero Cpn ., 8/01/36 ................................. 2,500,000 1,549,034
Revenue, 2018 A-2, Zero Cpn ., 8/01/37 ................................. 2,455,000 1,450,493
Revenue, 2018 A-2, Zero Cpn ., 8/01/38 ................................. 2,000,000 1,128,543
Airport System, Revenue, 1992 C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 4,254,528
Airport System, Revenue, 2013 B, 5.25%, 11/15/33 ........................ 16,405,000 17,939,855
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/38 .................. 12,000,000 14,578,330
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 11,000,000 13,286,994
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 10,000,000 12,009,701
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 31,710,832
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/41 ...... 30,505,000 35,351,418
AdventHealth Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,000,000 14,433,676
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/15/43 ...... 30,000,000 34,788,315
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/41 ... 5,000,000 5,858,724
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 10,200,000 11,921,964
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 17,700,000 21,263,937
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 5,576,657
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 1,145,751
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 3,000,000 3,425,662
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 B, Refunding, 4%, 1/01/40 ..................................... 10,000,000 11,641,119
Eagle River Water and Sanitation District , Revenue , 2020 A , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,250,000 1,454,248
Park Creek Metropolitan District , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 ......
2,875,000 3,434,663
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 30,397,540
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/39 ........ 1,000,000 1,271,121
Sales Tax, Revenue, 2012 A, Pre-Refunded, 5%, 11/01/32 ................... 10,000,000 10,479,874
337,677,162
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 3,000,000 3,474,300
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/39 .......... 5,750,000 6,630,721
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 2,586,118
d
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 5,000,000 5,732,088
State of Connecticut ,
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,650,000 1,937,637
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,527,952
22,888,816
Delaware 0.1%
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,234,766
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,649,182
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,218,354
d
Delaware State Economic Development Authority ,
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/41 .......... 1,600,000 1,826,891
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/51 .......... 3,300,000 3,709,480
9,638,673

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 6.1%
Affordable Housing Preservation Corp. (The) , Revenue , 5.25% , 3/01/22 ..........
$ 10,000,000 $ 9,999,800
Alachua County Health Facilities Authority ,
e
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/40 ........................................... 2,500,000 2,664,925
d
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/46 ........................................... 1,750,000 1,835,391
Broward County Housing Finance Authority ,
Heron Pointe Ltd., Revenue, 1997 A, 5.65%, 11/01/22 ...................... 125,000 125,461
Heron Pointe Ltd., Revenue, 1997 A, 5.7%, 11/01/29 ....................... 225,000 226,050
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,840,974
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,345,060
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 19,248,683
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 17,000,000 20,849,623
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/53 ....................................... 9,235,000 10,378,129
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 12,105,647
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 12,428,413
City of Deltona , Utility System , Revenue , 2013 , Pre-Refunded , AGMC Insured , 5.125% ,
10/01/39 ........................................................ 5,000,000 5,457,370
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/36 .......................... 7,150,000 8,699,283
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 31,640,000 39,029,920
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
5% , 11/01/50 ..................................................... 15,000,000 18,062,966
City of Miami Beach ,
GO, 2019, Refunding, 4%, 5/01/44 ..................................... 15,000,000 17,222,296
Revenue, 2015 A, 5%, 9/01/40 ........................................ 11,000,000 12,641,878
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/50 ........................................ 3,780,000 4,057,824
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/42 ................... 15,000,000 18,170,903
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 17,185,430
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 2,000,000 2,272,965
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/35 ............ 755,000 512,728
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/36 ............ 800,000 520,491
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/37 ............ 800,000 497,737
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/38 ............ 1,050,000 623,687
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/39 ............ 1,000,000 566,702
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/49 ............ 5,150,000 1,856,253
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 16,816,745
County of Miami-Dade ,
Aviation, Revenue, 2019 A, 5%, 10/01/49 ................................ 22,500,000 27,124,031
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 8,054,276
Water & Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ......... 20,000,000 20,880,394
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/44 .................... 27,500,000 31,742,282
County of Osceola ,
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/44 ................. 2,000,000 2,461,723
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/49 ................. 2,500,000 3,058,912
County of Seminole , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/40 .....
8,500,000 9,821,411
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/34 ........................................................ 2,650,000 3,285,131

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Escambia County Health Facilities Authority, (continued)
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/36 ........................................................ $ 3,900,000 $ 4,814,667
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/37 ........................................................ 6,015,000 7,407,121
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 18,985,000 21,004,165
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/50 ........................................................ 4,450,000 4,900,663
Florida Municipal Loan Council , Revenue , 2011 D , AGMC Insured , 5.5% , 10/01/41 ..
4,750,000 4,769,336
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
10,000,000 11,223,017
Hillsborough County Aviation Authority ,
Revenue, 2015 B, 5%, 10/01/44 ....................................... 10,000,000 11,228,129
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 24,060,018
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/55 ....................... 3,500,000 3,936,536
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 4,539,457
JEA Electric System ,
Revenue, 2020 A, Refunding, 4%, 10/01/35 .............................. 5,000,000 5,898,272
Revenue, 2020 A-3, Refunding, 4%, 10/01/38 ............................. 9,080,000 10,672,563
Revenue, 2020 A-3, Refunding, 4%, 10/01/39 ............................. 9,300,000 10,906,371
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
2019 A-1 , Refunding , 5% , 4/01/44 ..................................... 4,220,000 5,132,768
Martin County Health Facilities Authority , Martin Memorial Medical Center Obligated
Group , Revenue , 2012 , Pre-Refunded , AGMC Insured , 5.5% , 11/15/42 .......... 3,800,000 3,807,279
Miami Beach Redevelopment Agency , Tax Allocation , 2015 A 2015 B , Refunding ,
AGMC Insured , 5% , 2/01/44 .......................................... 12,000,000 13,092,325
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,319,088
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,572,326
Revenue, A, 5%, 7/01/40 ............................................ 30,265,000 30,359,185
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 4,417,415
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 8,477,529
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/39 ..... 6,000,000 7,079,852
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 5,000,000 6,083,392
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 15,269,353
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/41 ....................................................... 3,695,000 4,178,802
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/46 ....................................................... 3,785,000 4,212,567
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/51 ....................................................... 3,075,000 3,391,936
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2020 B , 5% , 11/15/42 ...................... 500,000 602,018
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/36 ...................................................... 750,000 743,286
School Board of Miami-Dade County (The) , COP , 2013 A , Pre-Refunded , 5% , 5/01/31
10,000,000 10,698,781
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 24,936,309
South Fork East Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/26 ........................ 100,000 103,974
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 250,000 252,904

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
South Fork East Community Development District, (continued)
Special Assessment, 2021, Refunding, 3%, 5/01/38 ........................ $ 600,000 $ 593,291
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 3,750,000 4,203,774
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
17,500,000 19,087,992
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
10,000,000 11,900,821
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 5,910,362
690,459,138
Georgia 2.8%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,430,397
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 6,857,425
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,677,579
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,644,359
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,755,245
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 17,224,001
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 18,078,071
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 33,724,199
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/40 .............. 4,655,000 5,688,667
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/41 .............. 4,845,000 5,916,559
Water & Wastewater, Revenue, 2018 C, Refunding, 4%, 11/01/38 .............. 13,550,000 15,654,964
Clarke County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 7/01/46 ............................... 10,835,000 12,524,236
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 57,916
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 12,319,068
Development Authority for Fulton County ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 11,005,000 12,720,740
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 5,000,000 5,907,299
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... 21,000,000 23,573,117
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2014 A , Refunding , 5% , 7/01/39 ............................... 11,420,000 12,691,715
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,341,960
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017 A , Refunding , 5% , 2/15/45 ................. 13,040,000 15,252,035
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,633,642
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 6,287,384
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 16,627,857
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 5,522,309
Revenue, 2019 B, 5%, 1/01/59 ........................................ 4,000,000 4,766,580
Revenue, 2021 A, Refunding, 5%, 1/01/63 ............................... 2,000,000 2,384,711
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 10,000,000 10,808,319
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 6,005,000 7,448,305
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/39 ................. 2,100,000 2,481,192
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/40 ................. 2,000,000 2,358,296

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... $ 15,000,000 $ 17,004,019
State of Georgia , GO , 2017 A , 4% , 2/01/36 ................................
10,000,000 11,379,206
315,741,372
Hawaii 1.0%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 29,892,375
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 15,000,000 18,050,267
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 15,450,000 18,479,655
Airports System, Revenue, 2020 A, 4%, 7/01/45 ........................... 8,125,000 9,158,932
Airports System, Revenue, 2020 D, Refunding, 4%, 7/01/39 .................. 10,000,000 11,557,461
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 10,804,023
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 17,670,900
115,613,613
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ 4,200,000 5,155,779
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 4,287,342
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 6,881,063
16,324,184
Illinois 6.0%
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 9,970,000 10,585,427
Revenue, Second Lien, 2016 B, Refunding, 5%, 1/01/46 .................... 18,420,000 21,373,369
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 11,979,568
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. 18,000,000 21,317,755
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/37 ..................... 10,015,000 11,541,104
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/38 ..................... 3,000,000 3,450,032
Chicago Park District ,
GO, 2020 C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,596,274
GO, 2020 C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 4,890,476
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 1,149,941
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 1,147,576
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 1,145,050
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,422,873
GO, 2020 F-2, Refunding, 5%, 1/01/37 .................................. 2,000,000 2,449,827
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 1,979,502
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 1,971,822
Chicago Transit Authority Sales Tax Receipts Fund ,
Revenue, 2011, Pre-Refunded, 5.25%, 12/01/40 .......................... 10,000,000 10,041,131
Revenue, Second Lien, 2020 A, Refunding, 4%, 12/01/50 .................... 9,000,000 10,242,240
City of Chicago , GO , 1998 , NATL Insured , ETM, 5.75% , 1/01/23 ................
8,955,000 9,279,841
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,725,692
County of Cook ,
GO, 2021 A, Refunding, 5%, 11/15/31 .................................. 3,650,000 4,749,961
GO, 2021 A, Refunding, 5%, 11/15/32 .................................. 2,400,000 3,114,877
GO, 2021 A, Refunding, 5%, 11/15/33 .................................. 2,350,000 3,041,487
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/37 ...................... 1,625,000 2,059,970

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
County of Cook, (continued)
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/38 ...................... $ 2,315,000 $ 2,919,431
Illinois Finance Authority ,
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/46 ................ 2,250,000 2,522,945
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/51 ................ 4,650,000 5,193,675
Carle Foundation Obligated Group (The), Revenue, 2016 A, Refunding, 5%, 2/15/45 20,000,000 23,050,904
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/41 ......... 3,480,000 3,859,269
Christian Homes, Inc. Obligated Group, Revenue, 2021 B, Refunding, 3.25%,
5/15/27 ........................................................ 2,500,000 2,504,575
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. 750,000 861,096
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,000,000 1,128,014
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/56 .............................. 750,000 838,983
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 34,827,585
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 4,100,237
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 3,437,130
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 7,555,000 8,888,183
Revenue, 2002 A, NATL Insured, Zero Cpn ., 12/15/32 ...................... 3,490,000 2,721,256
Revenue, 2002 A, NATL Insured, Zero Cpn ., 12/15/33 ...................... 24,000,000 18,172,701
Revenue, 2002 A, NATL Insured, Zero Cpn ., 12/15/34 ...................... 1,655,000 1,214,162
Revenue, 2002 A, NATL Insured, Zero Cpn ., 6/15/38 ....................... 2,325,000 1,518,672
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn ., 12/15/40 ................ 6,000,000 3,670,613
Revenue, 2002 B, NATL RE Insured, ETM, 5.65%, 6/15/22 ................... 30,000,000 30,993,798
d
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 15,060,000 16,784,855
d
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 20,190,000 22,439,913
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/24 .................................. 3,850,000 3,718,190
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/26 .................................. 7,700,000 7,108,223
St. Clair County School District No. 189 East St. Louis , GO , 2008 , Refunding , AMBAC
Insured , 5.125% , 1/01/28 ............................................ 7,135,000 7,143,893
State of Illinois ,
GO, 2012, AGMC Insured, 5%, 3/01/27 ................................. 11,500,000 11,673,338
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,215,000 4,897,033
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 3,675,000 4,304,566
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,161,622
GO, 2017 A, 5%, 12/01/35 ........................................... 2,000,000 2,336,820
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 3,473,277
GO, 2017 C, 5%, 11/01/29 ........................................... 17,470,000 20,705,056
GO, 2017 D, 3.25%, 11/01/26 ......................................... 1,750,000 1,917,259
GO, 2017 D, 5%, 11/01/26 ........................................... 8,800,000 10,384,357
GO, 2017 D, 5%, 11/01/27 ........................................... 10,970,000 13,160,061
GO, 2017 D, 5%, 11/01/28 ........................................... 5,155,000 6,148,986
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 3,000,000 3,650,552
GO, 2018 A, Refunding, 5%, 10/01/33 .................................. 14,245,000 17,018,997
GO, 2018 A, 5%, 5/01/34 ............................................ 3,010,000 3,557,810
GO, 2018 A, 5%, 5/01/35 ............................................ 6,455,000 7,615,565
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 2,010,000 2,407,857
GO, 2019 B, 4%, 11/01/34 ........................................... 2,600,000 2,938,299
GO, 2019 B, 4%, 11/01/38 ........................................... 1,810,000 2,025,318
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,783,138
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 4,625,926

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO, 2020, 5.5%, 5/01/30 ............................................ $ 13,815,000 $ 17,675,580
GO, 2020, 5.5%, 5/01/39 ............................................ 20,030,000 24,866,832
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 9,895,424
GO, 2020 B, 5%, 10/01/28 ........................................... 10,000,000 12,168,505
GO, 2020 C, 4%, 10/01/37 ........................................... 3,685,000 4,171,363
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 10,999,697
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 5,156,383
GO, 2020 C, 4%, 10/01/42 ........................................... 2,010,000 2,245,010
GO, 2021 A, 5%, 3/01/32 ............................................ 3,425,000 4,271,163
GO, 2021 A, 5%, 3/01/34 ............................................ 5,730,000 7,097,329
GO, 2021 A, 5%, 3/01/36 ............................................ 1,000,000 1,231,132
Sales Tax, Revenue, 2021 A, 4%, 6/15/25 ............................... 5,000,000 5,575,769
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/29 ............. 6,000,000 7,484,714
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/30 ............. 5,000,000 6,331,374
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/31 ............. 4,500,000 5,794,809
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/32 ............. 4,500,000 5,773,882
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 4%, 6/15/33 ............. 1,750,000 2,056,536
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC, Revenue, 2021 A, 3.75%, 12/01/36 ......... 10,205,000 9,839,383
Cedars of Lebanon Affordable LLC, Revenue, 2021 B, 5.75%, 12/01/36 ......... 790,000 789,670
c
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 7,667,789
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 35,235,912
Village of Bolingbrook , GO , 2013 A , Pre-Refunded , Zero Cpn ., 1/01/36 ...........
19,000,000 9,828,062
678,816,253
Indiana 3.0%
City of Indianapolis , Department of Public Utilities Water System , Revenue, First Lien ,
2016 B , Refunding , 5% , 10/01/37 ...................................... 15,000,000 17,870,010
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,602,098
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 13,657,743
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 16,918,463
BHI Senior Living Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/41 ... 7,250,000 8,298,228
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 20,289,206
CWA Authority, Inc., Revenue, First Lien, 2012 A, 5%, 10/01/37 ............... 5,000,000 5,206,294
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... 24,690,000 25,358,272
CWA Authority, Inc., Revenue, First Lien, 2014 A, 5%, 10/01/39 ............... 30,000,000 33,593,730
Deaconess Health System Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/39 ........................................................ 5,000,000 5,741,394
East End Crossing Partners LLC, Revenue, 2013 A, Pre-Refunded, 5.25%, 1/01/51 20,000,000 21,578,936
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 5,000,000 4,923,382
Marion County Capital Improvement Board, Revenue, 2015 A, Refunding, 5.25%,
2/01/37 ........................................................ 10,000,000 11,599,215
Ohio Valley Electric Corp., Revenue, 2010 B, 2.5%, 11/01/30 ................. 3,925,000 3,941,445
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 6,485,013
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 25,186,210
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
8,525,000 9,916,729
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 27,861,943
Revenue, 2019 A, 4%, 2/01/44 ........................................ 6,050,000 6,989,240
Revenue, 2019 A, 5%, 2/01/49 ........................................ 41,970,000 51,213,351

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, (continued)
Revenue, 2021 A, Refunding, 5%, 6/01/35 ............................... $ 8,185,000 $ 10,477,598
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 7,036,882
337,745,382
Iowa 0.3%
Iowa Finance Authority ,
Iowa Health System Obligated Group, Revenue, 2018 B, Refunding, 5%, 2/15/48 .. 7,500,000 9,002,802
State Revolving Fund, Revenue, 2017, Refunding, 5%, 8/01/42 ............... 16,000,000 19,340,557
Iowa Tobacco Settlement Authority , Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ..
7,500,000 8,338,185
36,681,544
Kansas 0.7%
Butler County Unified School District No. 490 El Dorado , GO , 2016 B , BAM Insured ,
4% , 9/01/43 ...................................................... 10,000,000 11,094,970
University of Kansas Hospital Authority , University of Kansas Health System Obligated
Group , Revenue , 2017 A , Refunding , 5% , 3/01/47 ......................... 23,115,000 27,361,332
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014 A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,329,350
Utility System, Revenue, 2016 A, 5%, 9/01/45 ............................ 10,000,000 11,399,572
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,876,074
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/46 ................... 16,565,000 19,337,491
78,398,789
Kentucky 0.2%
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 11,476,566
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 5,000,000 5,965,224
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 9,237,372
26,679,162
Louisiana 3.2%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 11,791,459
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 7,328,361
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
20,000,000 23,025,680
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/42 .......
20,000,000 23,498,346
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,809,974
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 10,840,637
Louisiana Community & Technical College System, Revenue, 2014, Pre-Refunded,
5%, 10/01/39 ................................................... 10,000,000 11,333,684
c
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 4,880,000 4,941,114
c
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 3,600,000 3,735,474
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 3,877,088 3,889,960
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 6,350,000 6,370,834
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 8,000,000 8,025,941
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 10,000,000 10,031,678
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 35,000,000 41,236,163
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 5,990,000 6,808,082
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 16,816,215

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. $ 11,295,000 $ 12,657,292
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 10,000,000 10,823,633
Ochsner Clinic Foundation Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/47 7,500,000 8,409,482
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/42 20,000,000 23,523,586
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 10,517,769
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 10,000,000 11,384,996
c
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,856,950
c
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 15,887,593
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/40 ................. 3,750,000 4,335,408
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 3,500,000 4,328,738
Louisiana Stadium & Exposition District ,
Revenue, 2020, 5%, 7/03/23 ......................................... 5,700,000 5,997,207
Revenue, 2021, 4%, 7/03/23 ......................................... 3,325,000 3,481,462
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 4,000,000 4,689,284
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 6,906,994
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,870,600
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 9,760,640
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 11,980,345
Terrebonne Levee & Conservation District ,
Revenue, 2020 B, Refunding, 4%, 6/01/40 ............................... 5,065,000 5,712,289
Revenue, 2020 B, Refunding, 4%, 6/01/41 ............................... 5,165,000 5,814,942
362,422,812
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2018 A, 5%, 7/01/43 ................ 3,000,000 3,607,961
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/39 ................ 1,075,000 1,253,574
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 18,582,138
23,443,673
Maryland 1.2%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2013 C, Pre-Refunded, 5%, 7/01/38 ......... 5,000,000 5,509,832
Wastewater Utility Fund, Revenue, 2013 C, Pre-Refunded, 5%, 7/01/43 ......... 10,000,000 11,019,665
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/39 ..................... 10,000,000 11,302,666
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/44 ..................... 10,000,000 11,285,087
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/39 ......................... 9,430,000 10,658,414
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/44 ......................... 5,500,000 6,206,798
Maryland Economic Development Corp. ,
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 1,000,000 1,123,105
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... 1,415,000 1,681,708
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 14,795,106
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 28,000,000 31,662,840
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 .. 1,945,000 2,230,238
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 3,339,070
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/42 .............. 7,500,000 9,010,392
University of Maryland Medical System Obligated Group, Revenue, 1991 B, NATL
Insured, ETM, 7%, 7/01/22 ......................................... 75,000 78,303

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
e
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/33 ............... $ 3,205,000 $ 3,999,307
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/34 ............... 3,420,000 3,956,479
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/35 ............... 3,555,000 4,092,427
131,951,437
Massachusetts 2.7%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 20,000,000 22,684,500
GO, 2017 B, 5%, 4/01/47 ............................................ 12,335,000 14,908,698
GO, 2018 A, 5%, 1/01/41 ............................................ 15,000,000 18,256,719
GO, 2018 A, 5%, 1/01/46 ............................................ 10,000,000 12,135,915
GO, 2019 A, 5.25%, 1/01/44 .......................................... 10,000,000 12,582,256
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 25,055,000 30,360,015
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 18,428,304
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 12,614,834
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 450,000 451,896
Revenue, 2002 A, 5%, 8/01/32 ........................................ 225,000 225,814
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2018 J-2, 5%, 7/01/53 ...... 5,000,000 5,975,491
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/41 .. 10,135,000 11,994,543
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/47 ......... 15,000,000 17,658,198
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 17,490,411
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/33 ........................................................ 600,000 779,825
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/34 ........................................................ 625,000 810,036
c
Waste Management of Massachusetts, Inc., Revenue, 144A, 2002, 1.25%, 5/01/27 3,250,000 3,236,261
Wellesley College, Revenue, 2012, 5%, 7/01/42 ........................... 10,000,000 10,293,989
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 12,130,409
Massachusetts Educational Financing Authority ,
Revenue, 2013 K, 5.25%, 7/01/29 ..................................... 3,030,000 3,111,712
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,000,000 2,119,430
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,200,000 3,173,878
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/44 ........................................ 15,000,000 18,191,001
Revenue, 2019 C, 5%, 7/01/49 ........................................ 10,000,000 12,065,872
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 8,996,473
Massachusetts School Building Authority , Revenue , 2018 A , 4% , 2/15/43 ..........
10,750,000 12,319,409
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/39 ...................... 8,020,000 9,136,236
Revenue, Senior Lien, 2014-1, 5%, 11/01/39 ............................. 8,185,000 9,229,561
Revenue, Senior Lien, 2014-1, Pre-Refunded, 5%, 11/01/39 .................. 3,795,000 4,310,985
305,672,671
Michigan 2.3%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,036
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2012
A, Pre-Refunded, AGMC Insured, 5%, 7/01/39 .......................... 10,000,000 10,322,231
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2012
A, Pre-Refunded, 5.25%, 7/01/39 .................................... 12,000,000 12,406,575
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003 A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,037

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Detroit City School District ,
GO, 2012 A, Refunding, 5%, 5/01/30 ................................... $ 1,245,000 $ 1,274,431
GO, 2012 A, Refunding, 5%, 5/01/33 ................................... 1,500,000 1,535,077
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2016 A, 5%, 11/01/44 ............ 20,925,000 24,149,923
Bronson Healthcare Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 25,000,000 29,260,120
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 25,920,000 31,647,768
McLaren Health Care Corp. Obligated Group, Revenue, 2019 A, 4%, 2/15/44 ..... 20,000,000 23,053,058
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 1,174,378
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 2,341,480
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,752,031
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 1,500,000 1,746,609
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 1,000,000 1,161,703
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 4,000,000 4,433,208
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 4,500,000 5,261,320
Trinity Health Corp. Obligated Group, Revenue, 2011 MI, Pre-Refunded, 5%,
12/01/39 ....................................................... 29,750,000 29,866,359
Michigan State Building Authority , Revenue , 2013 1-A , Refunding , 5.25% , 10/15/44 ..
20,655,000 22,528,828
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 11,822,842
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/34 10,000,000 10,278,776
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 10,000,000 11,887,697
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 7,943,898
Pontiac School District ,
GO, 2020, 4%, 5/01/45 ............................................. 7,940,000 9,245,021
GO, 2020, 4%, 5/01/50 ............................................. 8,665,000 10,056,163
265,169,569
Minnesota 0.1%
City of St. Cloud , CentraCare Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 5/01/48 ............................................. 10,000,000 12,127,526
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... 25,000,000 29,538,217
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 6,523,836
Mississippi Development Bank ,
City of Jackson Water & Sewer System, Revenue, 2013, AGMC Insured, 6.875%,
12/01/40 ....................................................... 3,400,000 3,803,289
c
County of Jackson, Revenue, 144A, 2021, 3.625%, 11/01/36 ................. 3,000,000 2,947,136
c
Mississippi Home Corp. ,
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 3.5%, 6/01/33 . 584,263 578,737
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 1,000,000 987,597
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 17,965,177 17,700,464
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B-5, 5.2%, 6/01/36 5,600,000 5,524,041
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 7,422,439
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 30,000,000 34,686,753
109,712,509

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri 0.9%
Cape Girardeau County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2021 , 4% , 3/01/41 .................................... $ 3,225,000 $ 3,625,157
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 4,437,913
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 28,089,215
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 7,500,000 8,948,359
Kansas City Industrial Development Authority ,
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 13,500,000 16,112,492
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 23,500,000 27,858,366
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 9,000,000 10,778,187
St. Louis Municipal Finance Corp , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/49 ..................................................... 5,000,000 6,095,584
105,945,273
Montana 0.2%
Montana Facility Finance Authority ,
Benefis Health System Obligated Group, Revenue, 2016, Refunding, 5%, 2/15/41 . 2,650,000 3,113,643
Billings Clinic Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ....... 10,000,000 12,086,814
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 7,481,186
22,681,643
Nebraska 0.4%
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017 A , 5% , 11/15/47 ....................................... 10,000,000 11,760,915
Hospital Authority No. 1 of Lancaster County , Bryan Medical Center Obligated Group ,
Revenue , 1992 , NATL Insured , ETM, 6.7% , 6/01/22 ........................ 325,000 336,913
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015 A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 11,404,002
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 11,483,394
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 8,590,314
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 5,997,721
49,573,259
Nevada 0.3%
City of Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue ,
2017 , Refunding , 5% , 9/01/47 ........................................ 2,775,000 3,279,905
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 11,684,199
Clark County School District ,
GO, 2020 A, AGMC Insured, 4%, 6/15/36 ................................ 750,000 885,508
GO, 2020 A, AGMC Insured, 4%, 6/15/37 ................................ 875,000 1,030,343
GO, 2020 A, AGMC Insured, 4%, 6/15/38 ................................ 850,000 998,741
GO, 2020 A, AGMC Insured, 4%, 6/15/39 ................................ 1,000,000 1,172,271
GO, 2020 A, AGMC Insured, 4%, 6/15/40 ................................ 725,000 848,227
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 11,964,005
31,863,199
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. 6,000,000 7,102,866
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,644,481
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 11,744,077
23,491,424

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey 3.7%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... $ 1,500,000 $ 1,691,926
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,000,000 1,121,928
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,200,000 8,696,609
State of New Jersey Department of the Treasury, Revenue, 2013 NN, Refunding, 5%,
3/01/28 ........................................................ 22,000,000 23,283,333
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/33 6,135,000 7,516,813
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/36 11,850,000 14,421,759
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 2,000,000 2,346,240
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/48 8,000,000 9,537,892
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 3,250,000 3,978,600
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 2,725,000 3,057,051
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 26,000,000 30,307,464
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 5,538,837
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 4,800,000 5,765,756
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 16,302,467
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2021 C, Refunding, 3.25%, 12/01/51 ........................... 2,000,000 2,005,717
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 2,680,000 2,845,724
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 8,000,000 8,483,817
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, NATL Insured, Zero Cpn ., 12/15/31 ...................... 6,275,000 5,112,261
Revenue, 2009 A, Zero Cpn ., 12/15/36 .................................. 500,000 344,243
Revenue, 2009 A, Zero Cpn ., 12/15/39 .................................. 71,750,000 44,449,003
Revenue, 2010 A, Zero Cpn ., 12/15/40 .................................. 4,750,000 2,840,841
Revenue, 2013 AA, 5%, 6/15/44 ....................................... 1,000,000 1,062,083
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,698,102
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 3,250,000 3,972,786
Revenue, 2015 AA, 5%, 6/15/45 ....................................... 15,000,000 16,916,958
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 18,400,000 22,564,695
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 8,200,000 9,998,465
Revenue, 2019 A, Refunding, 5%, 12/15/39 .............................. 785,000 960,985
Revenue, 2019 BB, 4%, 6/15/38 ....................................... 2,000,000 2,252,284
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 4,000,000 4,455,200
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 5,150,000 6,168,437
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 5,160,000 5,828,069
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 4,840,000 5,949,603
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 35,255,000 39,554,964
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 16,245,000 19,877,023
d
Revenue, 2022 A, 4%, 6/15/39 ........................................ 10,000,000 11,422,670
d
Revenue, 2022 A, 4%, 6/15/41 ........................................ 7,500,000 8,519,115
New Jersey Turnpike Authority ,
Revenue, 2015 E, 5%, 1/01/45 ........................................ 11,475,000 12,982,405
Revenue, D, 5%, 1/01/28 ............................................ 15,265,000 18,013,889
State of New Jersey ,
GO, 2020 A, 4%, 6/01/30 ............................................ 11,450,000 13,769,259
GO, 2020 A, 4%, 6/01/31 ............................................ 7,000,000 8,508,240
GO, 2020 A, 4%, 6/01/32 ............................................ 5,500,000 6,760,854
422,884,367

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico 0.5%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... $ 23,500,000 $ 22,829,322
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2015 A, 5%, 8/01/44 10,000,000 11,379,410
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 17,968,156
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 1,161,904
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 1,156,682
54,495,474
New York 11.0%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 2,485,840
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,728
GO, 2003 F, 5.25%, 1/15/23 .......................................... 5,000 5,019
GO, 2018 E-1, 5%, 3/01/40 .......................................... 14,570,000 17,582,986
GO, 2021 C, 4%, 8/01/40 ............................................ 6,500,000 7,551,485
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,476,503
GO, 2021 F-1, 5%, 3/01/37 .......................................... 4,625,000 5,927,480
Hudson Yards Infrastructure Corp. , Revenue, Senior Lien , 2012 A , Refunding , AGMC
Insured , 5% , 2/15/47 ............................................... 15,195,000 15,209,227
Long Island Power Authority , Revenue , 2016 B , Refunding , 5% , 9/01/46 ..........
13,000,000 15,301,863
Metropolitan Transportation Authority ,
Revenue, 2012 A-1, 5%, 11/15/40 ..................................... 30,000,000 31,684,257
Revenue, 2013 A, 5%, 11/15/38 ....................................... 11,800,000 12,472,461
Revenue, 2013 B, 5%, 11/15/43 ....................................... 8,000,000 8,437,805
Revenue, 2015 A, 5%, 11/15/40 ....................................... 7,000,000 7,837,677
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,429,101
Revenue, 2016 B, Refunding, 5%, 11/15/28 .............................. 2,885,000 3,414,641
Revenue, 2016 C-1, 5.25%, 11/15/56 ................................... 14,765,000 17,182,789
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,379,627
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 4,425,000 5,283,335
Revenue, 2017 C-1, Refunding, 5%, 11/15/33 ............................ 1,780,000 2,119,146
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/29 ....................... 2,090,000 1,787,467
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 54,602,514
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 11,089,389
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 8,343,386
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 15,482,052
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 12,150,000 14,458,801
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 24,500,000 29,503,652
Revenue, 2020 D, 5%, 11/15/44 ....................................... 17,000,000 20,548,857
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 22,152,456
New York City ,
Water & Sewer System, Revenue, 2013 DD, 5%, 6/15/35 .................... 30,705,000 32,989,234
Water & Sewer System, Revenue, 2014 BB, 5%, 6/15/46 .................... 15,000,000 16,050,061
Water & Sewer System, Revenue, 2015 FF, Refunding, 5%, 6/15/39 ............ 25,000,000 28,688,223
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 38,247,092
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 15,039,655
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 6,843,456
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 A-1, 5%, 11/01/34 ...................... 15,000,000 16,376,037
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 11,611,058
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/36 ........................ 10,000,000 11,787,130
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/38 ........................ 10,000,000 11,761,790
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 13,294,661

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... $ 11,945,000 $ 14,674,152
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 22,586,112
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 11,561,071
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 25,000,000 25,151,190
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 15,000,000 15,311,163
7 World Trade Center II LLC, Revenue, 2012, 2, Refunding, 5%, 9/15/43 ........ 6,500,000 6,600,362
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 55,665,576
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 36,398,231
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/45 ...........
8,055,000 9,398,273
New York State Dormitory Authority ,
Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ............................ 5,000 6,322
Revenue, 2018 E, 5%, 3/15/46 ........................................ 73,125,000 90,179,695
State of New York Personal Income Tax, Revenue, 2015 B, 5%, 2/15/40 ......... 20,000,000 22,650,190
State of New York Personal Income Tax, Revenue, 2017 B, Refunding, 5%, 2/15/42 24,410,000 29,463,927
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/47 50,000,000 57,485,550
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 11,974,195
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/45 ................. 25,000,000 30,454,532
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/42 ........ 33,280,000 40,632,504
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/42 ........ 59,480,000 73,605,019
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 20,000,000 22,810,192
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 10,320,929
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2019 A , 4% , 3/15/47 ........................................ 15,200,000 17,332,740
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/34 .......................... 5,560,000 6,614,940
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 5,750,000 6,679,652
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 20,315,000 25,205,483
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 3,540,000 4,349,803
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 21,872,350
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 9,146,702
Revenue, 221, 4%, 7/15/45 .......................................... 5,500,000 6,277,029
Triborough Bridge & Tunnel Authority ,
Revenue, 1999 B, Pre-Refunded, 5.5%, 1/01/30 ........................... 12,885,000 12,998,239
Revenue, 2020 A, 5%, 11/15/54 ....................................... 8,500,000 10,644,765
1,247,669,829
North Carolina 1.1%
County of Wake , GO , 2010 C , Refunding , 5% , 3/01/25 .......................
21,780,000 25,111,199
North Carolina Eastern Municipal Power Agency ,
Revenue, 1993 B, ETM, 6%, 1/01/22 ................................... 1,250,000 1,261,999
Revenue, 1993 B, ETM, 6.25%, 1/01/23 ................................. 39,030,000 41,762,373
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,604,569
North Carolina Turnpike Authority ,
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/33 ...................... 25,000,000 20,577,837
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/34 ...................... 15,000,000 12,047,916
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/35 ...................... 15,215,000 11,884,178
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 10,000,000 11,542,754
126,792,825

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota 0.8%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/32 .. $ 1,405,000 $ 1,808,927
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/33 .. 2,000,000 2,560,709
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/34 .. 2,375,000 3,031,421
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/35 .. 1,815,000 2,113,596
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 .. 3,625,000 4,203,450
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/37 .. 1,575,000 1,819,268
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/38 .. 2,300,000 2,650,185
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/40 .. 3,375,000 3,869,984
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 .. 1,875,000 2,143,897
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/46 .. 8,850,000 9,997,823
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 .. 10,650,000 11,962,685
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 11,451,148
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 10,945,651
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 6,606,753
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 11,908,800
87,074,297
Ohio 3.4%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 4,517,365
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 6,597,746
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/39 ............................... 5,000,000 5,482,781
Revenue, 2015 A, Refunding, 5%, 2/15/42 ............................... 2,500,000 2,741,390
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 20,000,000 23,109,166
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 21,450,978
Buckeye Tobacco Settlement Financing Authority ,
Revenue, A-3, Pre-Refunded, 6.25%, 6/01/37 ............................. 15,000,000 15,529,599
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 10,235,000 11,330,492
City of Akron , Community Learning Center Income Tax , Revenue , 2012 A , Refunding ,
5% , 12/01/29 ..................................................... 10,000,000 10,277,465
City of Toledo , Water System , Revenue , 2013 , Refunding , 5% , 11/15/38 ..........
20,000,000 21,301,790
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 8,340,827
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 8,722,541
County of Franklin ,
d
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/33 .......... 5,270,000 5,796,295
d
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/34 .......... 2,240,000 2,458,783
d
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/35 .......... 2,900,000 3,172,669
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/40 ................... 10,000,000 11,364,542
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 11,971,183
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 13,060,176
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,640,000 6,485,572
County of Hamilton ,
Christ Hospital Obligated Group, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%,
6/01/42 ........................................................ 22,500,000 23,127,246
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/38 .................. 12,000,000 13,065,779
UC Health Obligated Group, Revenue, 2020, 5%, 9/15/50 ................... 7,500,000 9,153,931
Miami University , Revenue , 2020 A , Refunding , 4% , 9/01/45 ...................
6,030,000 6,961,257
Northeast Ohio Regional Sewer District ,
Revenue, 2017, Refunding, 4%, 11/15/38 ................................ 10,000,000 11,619,148
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,501,818

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... $ 1,350,000 $ 1,564,753
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,366,036
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,909,900
Ohio State University (The) , Revenue , 2013 A , 5% , 6/01/38 ....................
10,000,000 10,672,351
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 20,000,000 24,113,134
Revenue, Junior Lien, 2013 A-4, Zero Cpn ., 2/15/35 ........................ 35,000,000 43,744,470
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding, 4%,
1/01/36 ........................................................ 6,500,000 7,484,615
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/43 .. 12,130,000 14,010,206
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 723,899
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 962,810
University Hospitals Health System, Inc. Obligated Group, Revenue, 2012 A, AGMC
Insured, 5%, 1/15/41 .............................................. 7,000,000 7,065,514
383,758,227
Oklahoma 0.1%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,801,619
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 5,379,685
McGee Creek Authority , Revenue , 1992 , NATL Insured , 6% , 1/01/23 .............
80,000 82,899
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 4,247,142
14,511,345
Oregon 1.7%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 14,840,654
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/50 ....................................... 4,000,000 4,961,904
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 24,436,504
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,938,639
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/49 .................................... 12,720,000 15,258,018
Airport, Revenue, Twenty-Seven A, 5%, 7/01/45 ........................... 23,000,000 28,081,475
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/44 ............................................. 16,880,000 20,720,428
State of Oregon ,
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 4%, 11/15/42 15,000,000 17,610,359
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 6,060,000 6,508,911
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 6,285,000 6,854,106
University of Oregon ,
Revenue, 2018 A, 5%, 4/01/48 ........................................ 14,500,000 17,614,442
Revenue, 2020 A, 5%, 4/01/50 ........................................ 15,000,000 18,783,392
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/41 ....................................... 5,725,000 2,944,436
GO, 2018 A, Zero Cpn ., 6/15/42 ....................................... 5,900,000 2,902,906
GO, 2018 A, Zero Cpn ., 6/15/43 ....................................... 5,500,000 2,588,291
186,044,465
Pennsylvania 2.0%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,484,066
d
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/32 ................................. 760,000 951,212

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
d
Allentown Neighborhood Improvement Zone Development Authority, (continued)
Revenue, 2022, Refunding, 5%, 5/01/33 ................................. $ 800,000 $ 998,692
Revenue, 2022, Refunding, 5%, 5/01/34 ................................. 1,050,000 1,307,195
Revenue, 2022, Refunding, 5%, 5/01/35 ................................. 1,400,000 1,738,776
Revenue, 2022, Refunding, 5%, 5/01/36 ................................. 1,500,000 1,857,992
City of Philadelphia ,
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 1,500,000 1,684,630
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 15,000,000 16,839,918
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 5,227,509
Commonwealth of Pennsylvania , GO, First Series , 2015 , Refunding , AGMC Insured ,
5% , 8/15/26 ...................................................... 20,805,000 24,295,844
Delaware County Regional Water Quality Control Authority ,
Revenue, 2016, 5%, 11/01/41 ........................................ 5,000,000 5,906,392
Revenue, 2016, 5%, 11/01/46 ........................................ 10,315,000 12,086,564
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
5,000,000 6,091,868
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 5,959,837
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/31 ........ 440,000 481,075
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 ........ 345,000 376,213
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/46 ........ 675,000 725,474
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 2,800,000 2,994,308
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 685,356
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,198,288
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 10,078,798
Montour School District ,
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/40 .................. 3,170,000 3,722,166
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/41 .................. 2,000,000 2,348,369
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/42 .................. 2,000,000 2,348,370
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/40 ..... 3,575,000 4,144,277
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/41 ..... 5,425,000 6,273,385
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 6,159,170
Revenue, 2020 B, 5%, 12/01/45 ....................................... 5,000,000 6,298,239
Revenue, 2020 B, 5%, 12/01/50 ....................................... 8,000,000 10,081,165
Philadelphia Gas Works Co. , Revenue , Sixteenth A , AGMC Insured , 4% , 8/01/45 ...
4,000,000 4,615,878
School District of Philadelphia (The) ,
GO, 2016 F, Refunding, 5%, 9/01/33 ................................... 6,415,000 7,600,572
GO, 2016 F, Refunding, 5%, 9/01/36 ................................... 4,090,000 4,820,518
Sports & Exhibition Authority of Pittsburgh and Allegheny County , County of Allegheny
Hotel Room Excise Tax , Revenue , 2010 , Refunding , AGMC Insured , 5% , 2/01/35 .. 18,000,000 18,047,633
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 11,970,962
Upper Merion Area School District , GO , 2021 A , 4% , 1/15/46 ...................
5,000,000 5,767,691
Westmoreland County Municipal Authority , Revenue , 2016 , Refunding , BAM Insured ,
5% , 8/15/42 ...................................................... 17,205,000 19,680,330
220,848,732

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. $ 5,500,000 $ 6,199,275
Rhode Island Housing and Mortgage Finance Corp. ,
Revenue, 10A, 6.5%, 10/01/22 ........................................ 170,000 170,658
Revenue, 10A, 6.5%, 4/01/27 ......................................... 130,000 130,465
Revenue, 15A, 6.85%, 10/01/24 ....................................... 120,000 120,509
Rhode Island Student Loan Authority ,
Revenue, Senior Lien, 2021 A, 5%, 12/01/27 ............................. 1,000,000 1,210,059
Revenue, Senior Lien, 2021 A, 5%, 12/01/29 ............................. 2,025,000 2,531,105
10,362,071
South Carolina 1.1%
City of Columbia , Waterworks & Sewer System , Revenue , 2019 A , 4% , 2/01/44 .....
5,250,000 6,088,324
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 8,748,839
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,654,496
County of Greenwood ,
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/37 ..... 8,465,000 9,540,716
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/39 ..... 1,195,000 1,342,542
c,d
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,251,369
South Carolina Jobs-Economic Development Authority ,
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... 20,000,000 23,957,842
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 17,862,429
South Carolina Ports Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 10,000,000 12,095,720
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 12,448,308
South Carolina Public Service Authority , Revenue , 2015 A , Refunding , 5% , 12/01/55 .
20,000,000 22,722,060
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ 1,415,000 1,655,665
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,642,568
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/45 ........................................ 2,750,000 3,160,411
128,171,289
South Dakota 1.1%
County of Lincoln ,
Augustana College Association (The), Revenue, 2021 A, Refunding, 4%, 8/01/56 .. 1,125,000 1,222,220
Augustana College Association (The), Revenue, 2021 A, Refunding, 4%, 8/01/61 .. 2,550,000 2,747,965
Huron School District No. 2-2 , GO , 2013 , Refunding , 5% , 6/15/39 ...............
4,000,000 4,398,986
South Dakota Health & Educational Facilities Authority ,
Revenue, 2011 A, 5.125%, 8/01/46 ..................................... 7,000,000 7,023,298
Revenue, 2012 A, Refunding, 5%, 8/01/46 ............................... 6,005,000 6,184,585
Revenue, 2015 A, Refunding, 5%, 8/01/38 ............................... 3,475,000 3,970,826
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 11,130,234
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 51,050,000 60,188,022
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 12,243,931
Monument Health Obligated Group, Revenue, 2017, 5%, 9/01/40 .............. 10,000,000 11,832,277
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 6,427,052
127,369,396

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee 2.2%
Chattanooga Health Educational & Housing Facility Board , CommonSpirit Health
Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/44 ................ $ 2,000,000 $ 2,238,044
City of Jackson , West Tennessee Healthcare Obligated Group , Revenue , 2015 ,
Refunding , 4% , 4/01/41 ............................................. 25,000,000 27,011,007
Johnson City Health & Educational Facilities Board , Mountain States Health Alliance
Obligated Group , Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ......... 8,500,000 9,054,917
Knox County Health Educational & Housing Facility Board , Covenant Health Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 ......................... 35,000,000 41,204,996
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 11,943,245
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 13,065,776
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 1,000,000 1,059,842
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 7,000,000 7,399,757
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/51 ............... 5,645,000 6,111,634
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 21,925,000 26,548,702
Water & Sewer, Revenue, 2017 B, 5%, 7/01/42 ........................... 21,645,000 26,206,452
Metropolitan Nashville Airport Authority (The) , Revenue , 2019 B , 5% , 7/01/44 ......
20,000,000 24,319,760
b
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 25,000,000 29,234,212
Tennessee Housing Development Agency , Revenue , 2018-4 , Refunding , 4% , 7/01/43
5,265,000 5,643,409
Tennessee State School Bond Authority , Revenue , 2017 A , 5% , 11/01/47 ..........
15,000,000 18,098,052
249,139,805
Texas 10.2%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 5,978,737
Central Texas Regional Mobility Authority ,
Revenue, Senior Lien, 2015 A, Pre-Refunded, 5%, 1/01/45 ................... 5,000,000 5,808,170
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/40 ....................... 12,505,000 15,087,584
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/46 ....................... 11,245,000 13,567,363
Revenue, Sub. Lien, 2021 C, 5%, 1/01/27 ............................... 15,000,000 17,471,891
Central Texas Turnpike System ,
Revenue, 2015 B, Refunding, 5%, 8/15/37 ............................... 10,000,000 11,116,637
Revenue, 2015 C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,589,197
Revenue, 2015 C, Refunding, 5%, 8/15/42 ............................... 20,000,000 22,323,618
Revenue, First Tier, 2012 A, Pre-Refunded, AGMC Insured, 5%, 8/15/41 ........ 16,000,000 16,610,510
Revenue, First Tier, 2012 A, Pre-Refunded, BAM Insured, 5%, 8/15/41 .......... 9,665,000 10,025,949
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 22,486,288
City of Austin ,
Electric Utility, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................... 10,000,000 11,451,009
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 21,355,980
City of Corpus Christi ,
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/38 ......... 6,000,000 6,481,770
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/43 ......... 7,000,000 7,562,065
Utility System, Revenue, Junior Lien, 2015 A, 5%, 7/15/40 ................... 13,200,000 15,127,300
City of Dallas , Revenue , 2009 , Refunding , AGMC Insured , 5.25% , 8/15/34 ........
18,975,000 19,094,890
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 10,609,161
City of San Antonio , Electric & Gas Systems , Revenue, Junior Lien , 2013 , Pre-
Refunded , 5% , 2/01/38 ............................................. 10,000,000 10,597,634
City of San Marcos , Electric Utility System , Revenue , 2013 , Pre-Refunded , BAM
Insured , 5% , 11/01/33 .............................................. 6,300,000 6,604,337
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 4%, 10/01/50 ..... 1,640,000 1,783,919
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/32 .... 90,000 115,627
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/33 .... 100,000 127,984

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Conroe Local Government Corp., (continued)
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/34 .... $ 100,000 $ 127,583
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/35 .... 85,000 108,184
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/36 .... 85,000 107,967
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/41 .... 600,000 688,208
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/46 .... 700,000 786,853
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/50 .... 650,000 728,383
Dallas Area Rapid Transit ,
Revenue, Senior Lien, 2016 A, Refunding, 5%, 12/01/46 .................... 10,000,000 11,580,714
Revenue, Senior Lien, 2016 A, Refunding, 5%, 12/01/48 .................... 12,200,000 14,112,582
Dallas Fort Worth International Airport , Revenue , 2013 D , Refunding , 5.25% , 11/01/32
10,000,000 10,954,411
Ector County Independent School District , GO , 2013 , Pre-Refunded , PSF Guaranty ,
5% , 8/15/36 ...................................................... 10,355,000 11,226,638
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 17,248,463
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 23,242,218
Goose Creek Consolidated Independent School District , GO , 2013 , Pre-Refunded , PSF
Guaranty , 5% , 2/15/38 .............................................. 6,045,000 6,412,824
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn ., 10/01/45 .................................. 10,000,000 11,476,558
Revenue, 2018 A, 5%, 10/01/48 ....................................... 7,720,000 9,404,560
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/45 ...................... 15,455,000 17,751,700
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,991,384
Harris County Cultural Education Facilities Finance Corp. ,
Houston Methodist Hospital Obligated Group, Revenue, 2015, 5%, 12/01/45 ..... 30,000,000 33,853,725
Memorial Hermann Health System Obligated Group, Revenue, 2016 A, Refunding,
5%, 7/01/45 .................................................... 15,000,000 17,314,636
Harris County Toll Road Authority (The) , Revenue, Senior Lien , 2018 A , Refunding , 5% ,
8/15/43 ......................................................... 6,000,000 7,294,087
Harris County-Houston Sports Authority ,
Revenue, Senior Lien, 2020 A, Refunding, AGMC Insured, 3.125%, 11/15/56 ..... 5,000,000 5,193,032
Revenue, Third Lien, 2004 A-3, NATL Insured, Zero Cpn ., 11/15/37 ............ 6,300,000 2,689,544
Hidalgo County Regional Mobility Authority ,
Revenue, Senior Lien, 2013, Pre-Refunded, 5.25%, 12/01/38 ................. 5,000,000 5,507,792
Revenue, Senior Lien, 2013, Pre-Refunded, 5%, 12/01/43 ................... 5,000,000 5,481,901
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2021 ,
4% , 10/01/51 ..................................................... 3,800,000 4,121,955
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2.375%, 9/01/31 .......................................... 165,000 161,343
GO, 2021, 2.375%, 9/01/32 .......................................... 170,000 165,292
GO, 2021, 2.375%, 9/01/33 .......................................... 170,000 164,622
GO, 2021, 2.5%, 9/01/34 ............................................ 180,000 174,850
GO, 2021, 2.5%, 9/01/36 ............................................ 370,000 355,112
GO, 2021, 2.625%, 9/01/38 .......................................... 385,000 372,018
GO, 2021, 3%, 9/01/41 ............................................. 375,000 368,895
GO, 2021, 3%, 9/01/46 ............................................. 750,000 715,260
GO, 2021, 3%, 9/01/51 ............................................. 1,265,000 1,188,274
Lamar Consolidated Independent School District , GO , 2018 , PSF Guaranty , 5% ,
2/15/43 ......................................................... 30,000,000 35,394,810
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, Refunding, 5%, 5/15/36 ... 10,000,000 10,681,184
LCRA Transmission Services Corp., Revenue, 2018, Refunding, 5%, 5/15/43 ..... 10,000,000 12,024,240
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/34 ..... 1,850,000 2,349,208
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/35 ..... 2,225,000 2,819,745
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/36 ..... 2,750,000 3,474,691

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/48 ........................................................ $ 7,825,000 $ 9,277,961
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, Pre-Refunded, 5%,
4/01/37 ........................................................ 2,500,000 3,048,936
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 6,945,378
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 8,600,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 6,250,550
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 12,563,932
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 253,243
Westminster Manor, Revenue, 2021, 4%, 11/01/49 ......................... 6,650,000 7,425,875
Westminster Manor, Revenue, 2021, 4%, 11/01/55 ......................... 6,275,000 6,973,337
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016 A , 5% ,
1/01/41 ......................................................... 16,750,000 18,976,686
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 20,000,000 21,889,280
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 21,625,512
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/35 ......... 10,000,000 11,310,285
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/38 ......... 10,000,000 11,266,735
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/43 . 47,000,000 57,010,239
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/48 . 33,500,000 40,405,328
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 29,718,495
North Texas Tollway System, Revenue, Second Tier, 2017 B, Refunding, 5%, 1/01/48 10,000,000 11,815,926
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 29,980,052
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/37 .... 7,500,000 4,190,760
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/43 .... 7,500,000 2,673,580
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 37,528,407
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,728,812
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/46 ...... 1,675,000 1,860,239
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/51 ...... 12,720,000 14,061,928
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/54 ...... 4,035,000 4,443,067
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 37,395,035
San Antonio Water System ,
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/43 ...................... 12,000,000 14,536,459
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/48 ...................... 10,000,000 12,028,063
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,017,749
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,011,111
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013 A , 5% , 10/01/38 ............................................... 24,380,000 26,448,182
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 12,064,629
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, 5.25%, 12/01/39 10,000,000 10,911,358
Hendrick Medical Center Obligated Group, Revenue, 2013, Pre-Refunded, 5.5%,
9/01/43 ........................................................ 5,350,000 5,854,934
Texas Health Resources Obligated Group, Revenue, 2015 A, 5%, 11/15/52 ...... 5,000,000 5,648,777
Tarrant County Health Facilities Development Corp. , Texas Health Resources Obligated
Group , Revenue , 1994 , FGIC Insured , ETM, 6% , 9/01/24 .................... 2,670,000 2,945,364
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/28 ................................ 4,500,000 5,561,307
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 7,500,000 9,412,679

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, (continued)
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ $ 8,355,000 $ 10,630,872
Texas Transportation Commission ,
Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/48 ........................... 6,250,000 1,960,178
Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/49 ........................... 5,000,000 1,487,577
Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/50 ........................... 5,500,000 1,543,593
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 29,016,808
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 5%, 4/15/49 15,000,000 18,509,010
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 5,584,154
1,151,185,448
Utah 1.2%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 2,987,161
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 11,471,228
City of Salt Lake City ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,000,000 17,798,793
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 10,000,000 11,853,029
Airport, Revenue, 2018 A, 5%, 7/01/48 .................................. 9,400,000 11,191,350
Airport, Revenue, 2018 A, 5.25%, 7/01/48 ............................... 10,000,000 12,061,265
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 6,831,045
University of Utah (The) ,
Revenue, 2013 A, Pre-Refunded, 5%, 8/01/43 ............................ 21,975,000 23,799,105
Revenue, 2018 A, 5%, 8/01/44 ........................................ 12,240,000 15,189,515
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 600,206
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 407,934
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 631,815
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 573,714
Revenue, 2021, 4%, 10/15/41 ........................................ 1,450,000 1,651,672
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 2,028,585
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 11,555,038
Weber Basin Water Conservancy District , Revenue , 2013 B , Pre-Refunded , 5% ,
4/01/39 ......................................................... 7,180,000 7,665,079
138,296,534
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 4,972,787
University of Vermont Health Network Obligated Group, Revenue, 2016 A,
Refunding, 5%, 12/01/36 ........................................... 5,000,000 5,861,165
10,833,952
Virginia 1.0%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,364,675
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/42 .............................. 25,000,000 29,975,925
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 25,000,000 31,519,668
Virginia Commonwealth Transportation Board , Revenue , 2019 , 4% , 5/15/41 .......
13,585,000 15,744,156
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 73,114
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 14,535,000 14,640,133

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. $ 7,500,000 $ 7,552,861
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 7/01/49 ............. 3,000,000 3,020,642
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%,
1/01/45 ........................................................ 4,000,000 4,522,718
109,413,892
Washington 2.9%
Align Capital Trust , Revenue , 2020-4A , 3.75% , 7/01/43 .......................
10,807,500 10,712,262
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 25,407,552
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 12,326,143
County of King , Sewer , Revenue , 2017 , Refunding , 5% , 7/01/49 ................
12,000,000 14,221,613
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,018
North Thurston Public Schools ,
GO, 2020, 4%, 12/01/34 ............................................. 5,000,000 6,009,871
GO, 2020, 4%, 12/01/35 ............................................. 5,000,000 6,001,205
GO, 2020, 4%, 12/01/36 ............................................. 6,000,000 7,158,649
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/43 ........................................ 15,500,000 18,038,224
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 4,480,499
Revenue, 2021 C, Refunding, 5%, 8/01/38 ............................... 17,265,000 22,007,967
State of Washington ,
GO, 2019 D, 5%, 6/01/43 ............................................ 11,040,000 13,623,797
GO, 2019 D, 5%, 6/01/44 ............................................ 11,595,000 14,282,712
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 35,166,657
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Research Center, Revenue, 2017 A, 5%, 1/01/47 ....... 10,000,000 11,658,117
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 28,190,470
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 10,608,498
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Refunding, 5%,
10/01/41 ....................................................... 9,850,000 11,026,321
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Pre-Refunded,
5%, 10/01/41 ................................................... 150,000 169,072
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 2,981,398
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/45 ........................................................ 2,105,000 2,629,927
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/50 ........................................................ 3,000,000 3,730,265
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/29 250,000 319,426
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/30 265,000 343,923
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/33 250,000 321,655
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 3%, 12/01/34 300,000 327,029
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/40 870,000 1,017,222
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/45 1,200,000 1,375,137
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/48 910,000 1,031,529
Seattle Children's Hospital Obligated Group, Revenue, 2015 B, Refunding, 5%,
10/01/38 ....................................................... 15,000,000 16,918,004
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 4,663,467
Washington State Convention Center Public Facilities District , Revenue , 2021 B ,
Refunding , 4% , 7/01/43 ............................................. 14,855,000 16,958,407
Washington State Housing Finance Commission , Revenue , 2021-1 , A , 3.5% , 12/20/35
21,871,905 25,104,996
328,817,032

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia 0.9%
Berkeley County Public Service Sewer District , Revenue , 2016 B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... $ 1,000,000 $ 1,169,794
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 15,887,459
Charleston Area Medical Center, Inc. Obligated Group, Revenue, 2019 A, Refunding,
5%, 9/01/38 .................................................... 3,040,000 3,690,780
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/42 7,000,000 8,242,659
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 10,190,000 11,986,163
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 24,634,795
West Virginia University , Revenue , 2014 A , Pre-Refunded , 5% , 10/01/44 ..........
21,800,000 24,741,491
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 5,960,462
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 6,384,778
102,698,381
Wisconsin 1.9%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 3,750,000 3,789,731
b,c
2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put, 4%,
12/01/35 ....................................................... 29,600,000 29,667,603
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,453,182
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 5,075,000 5,777,861
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/51 ........................................................ 5,705,000 6,440,796
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/56 ........................................................ 2,250,000 2,534,280
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 2,271,530
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/41 .......... 1,000,000 1,100,304
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/61 .......... 7,000,000 7,499,734
RED River Valley Alliance LLC, Revenue, 2021, 4%, 9/30/51 ................. 21,750,000 23,640,675
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/45 ..... 14,000,000 16,070,727
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/37 ............................................ 4,395,000 5,093,444
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/39 ............................................ 4,755,000 5,467,388
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/41 ............................................ 5,145,000 5,883,329
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/46 ............................................ 6,980,000 7,880,141
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/51 ............................................ 7,000,000 7,879,233
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn .,
12/15/45 ........................................................ 40,000,000 17,454,592
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 10,000,000 11,581,628
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 16,993,860
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 23,380,304
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/36 ........................................................ 530,000 583,493
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/41 ........................................................ 510,000 557,065

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/45 ........................................................ $ 475,000 $ 515,576
d
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/36 ........................................................ 775,000 815,100
d
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/41 ........................................................ 770,000 801,027
d
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/45 ........................................................ 650,000 671,131
Thedacare , Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 6,010,153
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 1,016,702
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... 1,335,000 1,510,320
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... 1,760,000 1,976,490
216,317,399
Wyoming 0.1%
Wyoming Municipal Power Agency, Inc. , Revenue , 2017 A , Pre-Refunded , BAM
Insured , 5% , 1/01/42 ............................................... 7,000,000 8,500,685
U.S. Territories 3.3%
District of Columbia 2.6%
District of Columbia ,
GO, 2019 A, 5%, 10/15/44 ........................................... 25,000,000 31,042,990
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,162,279
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,023,397
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,982,493
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,660,000 24,319,551
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 24,985,000 29,225,032
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,793,181
Children's National Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
7/15/40 ........................................................ 6,830,000 7,923,920
Gallaudet University, Revenue, 2021 A, Refunding, 5%, 4/01/46 ............... 2,150,000 2,685,482
Gallaudet University, Revenue, 2021 A, Refunding, 5%, 4/01/51 ............... 2,500,000 3,115,864
Income Tax, Revenue, 2019 A, 4%, 3/01/44 .............................. 10,000,000 11,589,876
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 2,275,000 2,679,679
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 10,705,000 11,730,337
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 30,296,255
Water & Sewer Authority, Revenue, Sub. Lien, 2019 A, 5%, 10/01/44 ........... 7,350,000 9,242,400
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/44 ....................... 17,500,000 21,278,022
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 15,000,000 18,094,802
Dulles Toll Road, Revenue, Second Lien, 2009 C, AGMC Insured, 6.5%, 10/01/41 . 25,000,000 31,473,445
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 15,150,383
Washington Metropolitan Area Transit Authority , Revenue , 2020 A , 5% , 7/15/45 .....
10,000,000 12,524,231
296,333,619
Puerto Rico 0.7%
Commonwealth of Puerto Rico , GO , AGMC Insured , 5.5% , 7/01/29 ..............
5,885,000 6,468,090
Puerto Rico Electric Power Authority ,
f
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/42 ............................. 18,925,000 18,546,500
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,480,000 2,690,730
f
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 15,000,000 14,756,250
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,000,000 1,079,785
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 11,980,000 12,936,981
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 2,500,000 2,798,709
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 2,500,000 2,717,604

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 12,135,000 $ 13,235,609
75,230,258
Total U.S. Territories .................................................................... 371,563,877
Total Municipal Bonds (Cost $10,061,851,302) ..................................
10,981,427,659
Total Long Term Investments (Cost $10,064,107,035) ............................
10,983,658,699
a
a a a a
Short Term Investments 2.7%
Municipal Bonds 2.7%
Arizona 0.0%
†
g
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.03% , 2/01/48 3,100,000 3,100,000
Missouri 0.0%
†
g
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and Put , 0.03% , 2/15/33 .. 4,800,000 4,800,000
New York 1.1%
g
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.03% , 11/01/31 ........... 13,275,000 13,275,000
g
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.03% , 1/01/34 28,870,000 28,870,000
g
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2003 A-4, Refunding, SPA TD Bank NA, Daily VRDN
and Put, 0.03%, 11/01/29 .......................................... 37,205,000 37,205,000
Future Tax Secured, Revenue, 2019 B-4, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.03%, 8/01/42 ...................................... 50,410,000 50,410,000
129,760,000
Ohio 0.1%
g
State of Ohio , University Hospitals Health System, Inc. Obligated Group , Revenue ,
2021 D , Refunding , LOC US Bank NA , Daily VRDN and Put , 0.05% , 1/15/51 ..... 7,000,000 7,000,000
Oregon 0.2%
g
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 0.03%, 8/01/34 ................................. 14,400,000 14,400,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 0.03%, 8/01/34 ................................. 3,600,000 3,600,000
18,000,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

s
See Abbreviations on page 55 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Tennessee 1.3%
g
Public Building Authority of Blount County Tennessee (The) , County of Blount ,
Revenue , D-3-A , SPA Bank of America NA , Daily VRDN and Put , 0.03% , 6/01/34 .. $ 19,000,000 $ 19,000,000
g
Public Building Authority of Sevier County (The) , County of Knox , Revenue , V1-K-1 ,
SPA US Bank NA , Daily VRDN and Put , 0.03% , 6/01/34 ..................... 35,840,000 35,840,000
g
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.03% , 6/01/42 ................................... 86,535,000 86,535,000
141,375,000
Total Municipal Bonds (Cost $304,035,000) .....................................
304,035,000
Total Short Term Investments (Cost $304,035,000 ) ...............................
304,035,000
a
Total Investments (Cost $10,368,142,035) 99.8% ................................
$11,287,693,699
Other Assets, less Liabilities 0.2% .............................................
27,737,056
Net Assets 100.0% ...........................................................
$11,315,430,755
†
Rounds to less than 0.1% of net assets.
a
See Note 3(h) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $270,570,427, representing 2.4% of net assets.
d
Security purchased on a when-issued basis. See Note 1(b).
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
See Note 7 regarding defaulted securities.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
October 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $10,365,886,302
Cost - Non-controlled affiliates ( Note 3h ) ........................................................ 2,255,733
Value - Unaffiliated issuers .................................................................. $11,285,462,659
Value - Non-controlled affiliates ( Note 3h ) ....................................................... 2,231,040
Cash .................................................................................... 31,689,949
Receivables:
Investment securities sold ................................................................... 16,838,553
Capital shares sold ........................................................................ 33,097,307
Dividends and interest ..................................................................... 123,667,748
Total assets .......................................................................... 11,492,987,256
Liabilities:
Payables:
Investment securities purchased .............................................................. 126,649,437
Capital shares redeemed ................................................................... 19,289,721
Management fees ......................................................................... 4,224,625
Distribution fees .......................................................................... 1,230,282
Transfer agent fees ........................................................................ 1,115,440
Trustees' fees and expenses ................................................................. 21,211
Distributions to shareholders ................................................................. 24,418,952
Accrued expenses and other liabilities ........................................................... 606,833
Total liabilities ......................................................................... 177,556,501
Net assets, at value ................................................................. $11,315,430,755
Net assets consist of:
Paid-in capital ............................................................................. $10,784,749,424
Total distributable earnings (losses) ............................................................. 530,681,331
Net assets, at value ................................................................. $11,315,430,755

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,047,459,854
Shares outstanding ........................................................................ 167,887,716
Net asset value per share
a
.................................................................. $12.20
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $12.68
Class A1:
Net assets, at value ....................................................................... $6,701,183,099
Shares outstanding ........................................................................ 549,462,063
Net asset value per share
a
.................................................................. $12.20
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $12.68
Class C:
Net assets, at value ....................................................................... $410,416,994
Shares outstanding ........................................................................ 33,678,727
Net asset value and maximum offering price per share
a
............................................. $12.19
Class R6:
Net assets, at value ....................................................................... $343,297,812
Shares outstanding ........................................................................ 28,128,528
Net asset value and maximum offering price per share ............................................. $12.20
Advisor Class:
Net assets, at value ....................................................................... $1,813,072,996
Shares outstanding ........................................................................ 148,510,120
Net asset value and maximum offering price per share ............................................. $12.21
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended October 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Dividends:
Non-controlled affiliates ( Note 3h ) ............................................................. $19,818
Interest:
Unaffiliated issuers ........................................................................ 189,977,321
Total investment income ................................................................... 189,997,139
Expenses:
Management fees (Note 3 a ) ................................................................... 25,561,142
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,414,123
    Class A1 ............................................................................... 3,464,590
    Class C ................................................................................ 1,599,552
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 650,900
    Class A1 ............................................................................... 2,341,004
    Class C ................................................................................ 166,825
    Class R6 ............................................................................... 43,503
    Advisor Class ............................................................................ 627,725
Custodian fees (Note 4 ) ...................................................................... 39,673
Reports to shareholders fees .................................................................. 125,890
Registration and filing fees .................................................................... 217,021
Professional fees ........................................................................... 82,779
Trustees' fees and expenses .................................................................. 70,822
Other .................................................................................... 326,058
Total expenses ......................................................................... 37,731,607
Expense reductions (Note 4 ) ............................................................... (2,450)
Expenses waived/paid by affiliates ( Note 3h and 3 f ) .............................................. (2,744)
Net expenses ......................................................................... 37,726,413
Net investment income ................................................................ 152,270,726
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 25,502,499
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (134,358,528)
Non-controlled affiliates ( Note 3h) ........................................................... (20,335)
Net change in unrealized appreciation (depreciation) ............................................ (134,378,863)
Net realized and unrealized gain (loss) ............................................................ (108,876,364)
Net increase (decrease) in net assets resulting from operations .......................................... $43,394,362

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Federal Tax-Free Income Fund
Six Months Ended
October 31, 2021
(unaudited)
Year Ended
April 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $152,270,725 $314,367,187
Net realized gain (loss) ................................................. 25,502,499 23,829,095
Net change in unrealized appreciation (depreciation) ........................... (134,378,863) 600,061,227
Net increase (decrease) in net assets resulting from operations ................ 43,394,361 938,257,509
Distributions to shareholders:
Class A ............................................................. (23,385,448) (39,853,805)
Class A1 ............................................................ (89,226,420) (198,996,376)
Class C ............................................................. (4,994,043) (13,507,112)
Class R6 ............................................................ (4,360,066) (7,150,728)
Advisor Class ........................................................ (24,832,119) (49,295,844)
Total distributions to shareholders .......................................... (146,798,096) (308,803,865)
Capital share transactions: (Note 2 )
Class A ............................................................. 296,813,293 585,252,083
Class A1 ............................................................ (157,862,282) (324,812,303)
Class C ............................................................. (130,027,266) (151,868,730)
Class R6 ............................................................ 51,861,973 85,157,247
Advisor Class ........................................................ 305,421 271,676,537
Total capital share transactions ............................................ 61,091,139 465,404,834
Net increase (decrease) in net assets ................................... (42,312,596) 1,094,858,478
Net assets:
Beginning of period ..................................................... 11,357,743,351 10,262,884,873
End of period .......................................................... $11,315,430,755 $11,357,743,351

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers five classes of shares: Class A, Class A1, Class
C, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities
are valued within the range of the most recent quoted bid
and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest
and most representative market. Certain equity securities
are valued based upon fundamental characteristics or
relationships to similar securities.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
The Fund purchases securities on a when-issued basis
or delayed delivery, with payment and delivery scheduled
for a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, it may sell the securities before the settlement date.

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At October 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
October 31, 2021
Year Ended
April 30, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 33,889,261 $419,318,556 63,479,889 $770,686,020
Shares issued in reinvestment of distributions .......... 1,757,579 21,682,929 3,045,305 37,041,836
Shares redeemed ............................... (11,671,067) (144,188,192) (18,310,177) (222,475,773)
Net increase (decrease) .......................... 23,975,773 $296,813,293 48,215,017 $585,252,083
Class A1 Shares:
Shares sold ................................... 7,817,474 $96,739,735 18,955,906 $230,148,692
Shares issued in reinvestment of distributions .......... 6,374,705 78,681,909 14,554,420 176,881,997
Shares redeemed ............................... (26,966,753) (333,283,926) (60,238,549) (731,842,992)
Net increase (decrease) .......................... (12,774,574) $(157,862,282) (26,728,223) $(324,812,303)
Class C Shares:
Shares sold ................................... 2,280,755 $28,184,991 7,260,239 $88,151,626
Shares issued in reinvestment of distributions .......... 379,599 4,685,199 1,037,395 12,592,790
Shares redeemed
a
.............................. (13,152,236) (162,897,456) (20,829,055) (252,613,146)
Net increase (decrease) .......................... (10,491,882) $(130,027,266) (12,531,421) $(151,868,730)
Class R6 Shares:
Shares sold ................................... 5,662,399 $69,972,254 9,720,742 $118,377,493
Shares issued in reinvestment of distributions .......... 334,928 4,135,644 554,389 6,748,196
Shares redeemed ............................... (1,799,954) (22,245,925) (3,292,584) (39,968,442)
Net increase (decrease) .......................... 4,197,373 $51,861,973 6,982,547 $85,157,247
Advisor Class Shares:
Shares sold ................................... 14,304,063 $177,142,338 46,755,602 $568,572,485
Shares issued in reinvestment of distributions .......... 1,777,853 21,966,717 3,587,947 43,668,967
Shares redeemed ............................... (16,082,052) (198,803,634) (28,020,923) (340,564,915)
Net increase (decrease) .......................... (136) $305,421 22,322,626 $271,676,537
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended October 31, 2021, annualized gross effective investment management fee rate was 0.443% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $114,935
CDSC retained .............................................................................. $129,498
3. Transactions with Affiliates
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
During the period ended October 31, 2021, the Fund paid transfer agent fees of $3,829,957, of which $1,595,230 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of each class until August 31, 2022.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2021, these purchase and sale transactions aggregated $247,843,084 and $178,868,553 respectively.
h. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2021, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ............... $2,251,375 $— $— $— $(20,335) $2,231,040 83,000 $19,818
Total Affiliated Securities ... $2,251,375 $— $— $— $(20,335) $2,231,040 $19,818
3. Transactions with Affiliates
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2021, the capital loss carryforwards were as follows:
At October 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2021, aggregated
$810,767,487 and $1,018,511,241, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2021, the aggregate value of these securities was $33,302,750, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Concentration of Risk
Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $219,329,148
Long term ................................................................................ 207,883,652
Total capital loss carryforwards ............................................................... $427,212,800
Cost of investments .......................................................................... $10,364,774,992
Unrealized appreciation ........................................................................ $942,321,878
Unrealized depreciation ........................................................................ (19,403,171)
Net unrealized appreciation (depreciation) .......................................................... $922,918,707

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2021, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 2,231,040 $ — $ — $ 2,231,040
Municipal Bonds ......................... — 10,981,427,659 — 10,981,427,659
Short Term Investments ................... — 304,035,000 — 304,035,000
Total Investments in Securities ........... $2,231,040 $11,285,462,659 $— $11,287,693,699

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On November 19, 2021, the Fund, pursuant to a plan of reorganization approved on July 14, 2021 by shareholders of Franklin
Florida Tax-Free Income Fund and Franklin Kentucky Tax-Free Income Fund, series of Franklin Tax-Free Trust, and Franklin
Tennessee Municipal Bond Fund, a series of Franklin Municipal Securities Trust, (together, the "Acquired Funds") acquired
100% of the Acquired Funds' net assets, primarily made up of investment securities, which included the following unrealized appreciation, through a tax-free exchange of net assets and shares as follows.
Immediately after the completion of the reorganization, the combined net assets of the Fund were $12,238,737,442.
The primary purpose for the reorganization was to combine the Acquired Funds with a larger fund that had a more diversified portfolio and a greater number of holdings, generally comparable credit quality and duration, better historical performance, similar investment goals and principal investment strategies risk, and would result in lower annual fund operating expenses
(on a pro forma combined basis). The estimated cost of the reorganization was $390,981, of which the Fund paid 25%, the
Acquired Funds paid 25% and Advisers paid 50%.
Abbreviations
Fund Name Net Assets Shares Issued by Fund Unrealized Appreciation
Franklin Florida Tax-Free Income Fund $ 516,226,963 42,071,370 $ 31,552,225
Franklin Kentucky Tax-Free Income Fund 135,328,009 11,028,368 7,750,035
Franklin Tennessee Municipal Bond Fund 184,713,484 15,052,331 10,376,129
Total $ 836,268,456 68,152,069 $ 49,678,389
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SPA
Standby Purchase Agreement

Franklin Federal Tax-Free Income Fund
Shareholder Information

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Semiannual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1116 S 12/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Federal Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date December 23, 2021

By S\Jeffrey W. White________________________
     Jeffrey W. White
     Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date December 23, 2021